Significant Accounting Policies (Details) - Summary of basic and diluted net income per share - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Redeemable Common Class A [Member]
Numerator:
Net income (loss)		$ (369,139)	$ 2,480,279	$ 3,409,690	$ 4,719,096
Denominator:
Weighted average shares outstanding, Basic		33,000,000	33,000,000	33,000,000	24,538,462
Weighted average shares outstanding, Diluted		33,000,000	33,000,000	33,000,000	24,538,462
Basic net income (loss) per share		$ (0.01)	$ 0.08	$ 0.1	$ 0.19
Diluted net income (loss) per share		$ (0.01)	$ 0.08	$ 0.1	$ 0.19
Non Redeemable Class B Ordinary Shares [Member]
Numerator:
Net income (loss)	$ (3,186)	$ (92,285)	$ 620,070	$ 852,422	$ 1,549,609	$ 869,274
Denominator:
Weighted average shares outstanding, Basic	7,500,000	8,250,000	8,250,000	8,250,000	8,057,692	8,106,164
Weighted average shares outstanding, Diluted	7,500,000	8,250,000	8,250,000	8,250,000	8,057,692	8,106,164
Basic net income (loss) per share	$ 0	$ (0.01)	$ 0.08	$ 0.1	$ 0.19	$ 0.11
Diluted net income (loss) per share	$ 0	$ (0.01)	$ 0.08	$ 0.1	$ 0.19	$ 0.11
Class A Ordinary Shares Subject To Possible Redemption [Member]
Numerator:
Net income (loss)	$ 0					$ 2,860,120
Denominator:
Weighted average shares outstanding, Basic	0	33,000,000	33,000,000	33,000,000	24,538,462	26,671,233
Weighted average shares outstanding, Diluted	0					26,671,233
Basic net income (loss) per share	$ 0	$ (0.01)	$ 0.08	$ 0.1	$ 0.19	$ 0.11
Diluted net income (loss) per share	$ 0					$ 0.11